First Trust Enhanced Short Maturity ETF Expense Example, No Redemption - First Trust Enhanced Short Maturity ETF - First Trust Enhanced Short Maturity ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 30
Expense Example, No Redemption, 3 Years	93
Expense Example, No Redemption, 5 Years	163
Expense Example, No Redemption, 10 Years	$ 368